UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of August 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (64.7%)
Consumer Discretionary (5.2%)
Comcast Corp. Class A	27,371,890	1,498,063
Ford Motor Co.	42,486,480	739,690
Lowe's Cos. Inc.	12,903,820	677,580
Time Warner Inc.	7,886,315	607,483
Walt Disney Co.	5,821,446	523,231
Volkswagen AG Preference Shares	1,575,500	355,096
Honda Motor Co. Ltd.	4,057,000	137,720
		4,538,863
Consumer Staples (5.1%)
CVS Health Corp.	13,151,340	1,044,874
Wal-Mart Stores Inc.	7,977,900	602,331
Philip Morris International Inc.	6,338,000	542,406
Procter & Gamble Co.	6,301,965	523,756
Unilever NV	11,783,700	490,673
Diageo plc	13,689,527	403,985
Kraft Foods Group Inc.	5,850,400	344,589
Walgreen Co.	4,491,930	271,852
Anheuser-Busch InBev NV ADR	1,386,800	155,017
Mondelez International Inc. Class A	3,077,000	111,357
Diageo plc ADR	292,300	35,038
		4,525,878
Energy (7.4%)
Chevron Corp.	11,211,520	1,451,331
Exxon Mobil Corp.	14,355,384	1,427,786
Anadarko Petroleum Corp.	7,718,910	869,844
Schlumberger Ltd.	5,472,580	600,014
BG Group plc	28,260,122	563,330
BP plc ADR	7,934,710	379,597
Suncor Energy Inc.	8,320,420	341,886
Halliburton Co.	4,670,050	315,742
Marathon Oil Corp.	6,530,912	272,274
Phillips 66	3,074,081	267,507
		6,489,311
Financials (13.4%)
Wells Fargo & Co.	38,971,017	2,004,669
JPMorgan Chase & Co.	23,549,396	1,400,012
Prudential Financial Inc.	11,436,920	1,025,892
ACE Ltd.	9,602,460	1,021,030
PNC Financial Services Group Inc.	9,691,400	821,346
BlackRock Inc.	2,399,840	793,219
Citigroup Inc.	12,734,910	657,758
MetLife Inc.	9,849,585	539,166
US Bancorp	9,868,800	417,253
Bank of America Corp.	25,697,100	413,466
Marsh & McLennan Cos. Inc.	7,559,100	401,388
Mitsubishi UFJ Financial Group Inc.	68,543,200	395,058
Bank of Nova Scotia	4,855,900	321,558
Aflac Inc.	4,687,880	287,086

UBS AG	14,609,334	262,091
Standard Chartered plc	12,889,347	259,805
Northern Trust Corp.	3,567,132	247,381
Vornado Realty Trust	1,252,700	132,623
Hartford Financial Services Group Inc.	3,495,472	129,507
Zurich Insurance Group AG	374,839	113,165
American International Group Inc.	1,423,700	79,813
		11,723,286
Health Care (12.0%)
Merck & Co. Inc.	27,713,952	1,665,886
Johnson & Johnson	10,672,450	1,107,053
Eli Lilly & Co.	14,137,500	898,579
Pfizer Inc.	29,075,738	854,536
Bristol-Myers Squibb Co.	16,643,595	842,998
AstraZeneca plc ADR	10,804,830	821,275
Medtronic Inc.	12,724,200	812,440
Cardinal Health Inc.	10,836,500	798,650
UnitedHealth Group Inc.	8,404,490	728,501
Roche Holding AG	2,406,796	702,924
Zoetis Inc.	11,873,396	420,793
* Gilead Sciences Inc.	3,434,900	369,527
* Celgene Corp.	1,990,000	189,090
AmerisourceBergen Corp. Class A	2,421,400	187,392
Novartis AG	1,610,265	144,677
		10,544,321
Industrials (7.9%)
United Parcel Service Inc. Class B	8,378,753	815,504
General Electric Co.	26,063,100	677,119
Honeywell International Inc.	6,665,870	634,791
United Technologies Corp.	5,497,100	593,577
Raytheon Co.	6,048,830	582,744
CSX Corp.	18,642,890	576,252
FedEx Corp.	3,731,620	551,832
Eaton Corp. plc	6,909,500	482,352
Schneider Electric SE	5,440,382	460,251
^ ABB Ltd. ADR	14,026,500	319,384
Deere & Co.	3,735,310	314,102
Caterpillar Inc.	2,490,520	271,641
Union Pacific Corp.	2,501,920	263,377
Lockheed Martin Corp.	1,291,000	224,634
General Dynamics Corp.	1,407,475	173,471
		6,941,031
Information Technology (8.5%)
Microsoft Corp.	33,743,680	1,532,975
Intel Corp.	29,923,340	1,044,923
Apple Inc.	10,026,100	1,027,675
Accenture plc Class A	9,214,010	746,888
Cisco Systems Inc.	28,635,770	715,608
International Business Machines Corp.	2,637,690	507,228
QUALCOMM Inc.	6,648,520	505,952
Oracle Corp.	11,177,650	464,208
Texas Instruments Inc.	9,339,472	449,976
* eBay Inc.	7,888,220	437,796
* Google Inc. Class C	40,156	22,953
		7,456,182

Materials (1.6%)
	Dow Chemical Co.			11,140,900	596,595
	International Paper Co.			8,260,100	400,202
	BHP Billiton plc			7,805,321	246,036
	Goldcorp Inc.			6,313,360	177,216
					1,420,049
Telecommunication Services (1.7%)
	Verizon Communications Inc.			29,204,270	1,454,957

Utilities (1.9%)
	NextEra Energy Inc.			7,459,900	734,427
	Dominion Resources Inc./VA			6,191,900	434,795
	Exelon Corp.			7,179,164	239,928
	Duke Energy Corp.			3,107,400	229,917
					1,639,067
Total Common Stocks (Cost $35,662,269)					56,732,945
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.0%)
U.S. Government Securities (5.6%)
	United States Treasury Note/Bond	0.250%	5/31/15	44,700	44,756
	United States Treasury Note/Bond	0.375%	6/30/15	147,150	147,494
	United States Treasury Note/Bond	0.250%	11/30/15	785,000	785,487
	United States Treasury Note/Bond	0.250%	12/31/15	134,300	134,342
[1,2] United States Treasury Note/Bond		1.500%	6/30/16	506,905	516,491
	United States Treasury Note/Bond	0.500%	7/31/16	664,000	664,312
	United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,212
	United States Treasury Note/Bond	0.750%	10/31/17	230,000	227,771
	United States Treasury Note/Bond	1.000%	5/31/18	220,000	217,560
	United States Treasury Note/Bond	1.375%	9/30/18	953,900	952,412
	United States Treasury Note/Bond	2.750%	2/15/19	30,350	31,948
	United States Treasury Note/Bond	2.875%	5/15/43	784,297	753,662
	United States Treasury Note/Bond	3.750%	11/15/43	24,121	27,317
	United States Treasury Note/Bond	3.625%	2/15/44	150,000	166,196
	United States Treasury Note/Bond	3.375%	5/15/44	173,000	183,164
					4,865,124
Conventional Mortgage-Backed Securities (2.2%)
[3,4] Fannie Mae Pool		2.500%-3.000%	7/1/27–9/1/44	8,741	9,346
[3,4] Fannie Mae Pool		4.500%	9/1/44	1,346,100	1,453,788
[3,4] Freddie Mac Gold Pool		3.000%-4.500%	5/1/22–9/1/44	451,440	489,764
[3,4] Freddie Mac Non Gold Pool		3.000%	7/1/29	23	24
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	4,252	4,891
3	Ginnie Mae I Pool	8.000%	6/15/17	17	17
[3,5] Ginnie Mae II Pool		3.500%	7/20/44–9/1/44	(1,220)	(52)
					1,957,778
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4] Fannie Mae REMICS		3.500%	4/25/31	9,730	9,929
[3,4] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	19,699
[3,4] Freddie Mac REMICS		3.500%	3/15/31	5,760	5,877
[3,4] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	114,545
					150,050
Total U.S. Government and Agency Obligations (Cost $6,822,543)					6,972,952
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
3	Ally Auto Receivables Trust 2010-4	1.350%	12/15/15	1,605	1,606

3	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	105,755	105,569
3	AmeriCredit Automobile Receivables
	Trust 2012-1	4.720%	3/8/18	11,557	12,068
3,6,7	Apidos CDO	1.710%	4/17/26	50,405	50,433
3,6,7	ARES CLO Ltd.	1.763%	4/17/26	49,360	49,374
[3,6,7,8]	Atlas Senior Loan Fund Ltd.	1.796%	10/15/26	13,245	13,238
3,6,7	Atlas Senior Loan Fund V Ltd.	1.809%	7/16/26	12,135	12,072
3,6,7	Atrium IX	1.529%	2/28/24	5,350	5,311
3,7	Avis Budget Rental Car Funding AESOP
	LLC 2010-5A	3.150%	3/20/17	12,000	12,302
3,6,7	Babson CLO Ltd.	1.720%	7/20/25	5,660	5,661
3	Banc of America Commercial Mortgage
	Trust 2006-2	5.920%	5/10/45	15,060	16,064
3	Banc of America Commercial Mortgage
	Trust 2006-5	5.414%	9/10/47	18,271	19,413
3	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	22,082	23,671
3,6,7	Carlyle Global Market Strategies CLO
	2013-3 Ltd.	1.354%	7/15/25	8,015	7,890
3,6,7	CECLO 2013-20A 144A	1.714%	1/25/26	40,000	39,987
3,6,7	Cent CLO	1.721%	7/27/26	24,430	24,433
3,6,7	CIFC Funding Ltd.	1.734%	4/18/25	47,325	47,354
3	COMM 2006-C7 Mortgage Trust	5.945%	6/10/46	21,018	22,404
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,271
3	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	12,513	13,316
3,6,7	Dryden Senior Loan Fund	1.584%	4/18/26	46,650	46,345
3,7	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	13,089	13,077
3,7	Ford Credit Floorplan Master Owner Trust
	A Series 2010-3	4.200%	2/15/17	16,270	16,563
3	Ford Credit Floorplan Master Owner Trust
	A Series 2012-2	1.920%	1/15/19	30,861	31,390
3,7	Hilton USA Trust 2013-HLT	2.662%	11/5/30	45,820	46,198
3,6,7	ING Investment Management Co.	1.769%	4/18/26	46,560	46,587
3	LB-UBS Commercial Mortgage Trust
	2006-C4	6.029%	6/15/38	9,647	10,316
3,6	LB-UBS Commercial Mortgage Trust
	2008-C1	6.320%	4/15/41	29,465	33,183
3,6,7	Limerock CLO	1.734%	4/18/26	53,500	53,532
3,6,7	Madison Park Funding XII Ltd.	1.684%	1/19/25	31,070	31,018
3,6,7	Madison Park Funding XIII Ltd.	1.682%	7/20/26	37,385	37,408
3	Merrill Lynch Mortgage Trust 2006-C1	5.862%	5/12/39	25,972	27,643
3,7	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	8,570	8,633
3	Morgan Stanley Capital I Trust 2005-HQ6	4.989%	8/13/42	11,699	11,944
3,6,7	OZLM VI Ltd.	1.730%	4/17/26	38,280	38,272
3	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	19,690	19,691
3	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	12,545	12,591
3,6,7	Seneca Park CLO Ltd.	1.704%	7/17/26	27,340	27,331
3,6,7	Shackleton CLO Ltd.	1.722%	7/17/26	26,765	26,755
3,7	Springleaf Funding Trust	2.410%	12/15/22	45,080	45,050
3,7	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	8,330	8,194
3,6,7	SYMP 14-14AA2 144A	1.710%	7/14/26	46,405	46,391
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	8,963
3,6,7	Voya CLO 2014-2 Ltd.	1.677%	7/17/26	7,275	7,261
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,155,286)					1,154,773

Corporate Bonds (22.3%)
Finance (9.1%)
Banking (6.8%)
American Express Centurion Bank	6.000%	9/13/17	20,000	22,624
American Express Co.	1.550%	5/22/18	62,130	61,614
American Express Credit Corp.	2.750%	9/15/15	10,000	10,234
American Express Credit Corp.	2.375%	3/24/17	71,985	74,173
American Express Credit Corp.	2.125%	7/27/18	49,605	50,337
American Express Credit Corp.	2.250%	8/15/19	30,200	30,296
Bank of America Corp.	6.050%	5/16/16	70,000	75,540
Bank of America Corp.	6.400%	8/28/17	23,000	26,071
Bank of America Corp.	6.000%	9/1/17	69,725	78,338
Bank of America Corp.	5.750%	12/1/17	30,000	33,650
Bank of America Corp.	6.875%	4/25/18	40,000	46,705
Bank of America Corp.	5.625%	7/1/20	4,550	5,199
Bank of America Corp.	5.875%	1/5/21	40,000	46,707
Bank of America Corp.	3.300%	1/11/23	24,005	23,808
Bank of America Corp.	4.100%	7/24/23	6,735	7,013
Bank of America Corp.	4.125%	1/22/24	26,100	27,133
Bank of America Corp.	4.000%	4/1/24	27,765	28,537
Bank of America Corp.	5.875%	2/7/42	9,965	12,162
Bank of America Corp.	5.000%	1/21/44	39,433	42,818
Bank of America Corp.	4.875%	4/1/44	7,110	7,614
Bank of America NA	5.300%	3/15/17	68,000	74,102
Bank of America NA	6.000%	10/15/36	30,000	37,270
Bank of Montreal	1.300%	7/15/16	34,200	34,586
Bank of Montreal	2.500%	1/11/17	79,535	82,182
Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	60,050
Bank of Nova Scotia	3.400%	1/22/15	82,000	82,989
Bank of Nova Scotia	2.050%	10/30/18	64,150	64,511
Bank of Nova Scotia	2.800%	7/21/21	25,650	25,752
7 Barclays Bank plc	6.050%	12/4/17	47,500	53,261
Barclays Bank plc	2.500%	2/20/19	31,800	32,287
Barclays Bank plc	5.125%	1/8/20	18,095	20,420
Barclays Bank plc	5.140%	10/14/20	11,905	12,992
Barclays Bank plc	3.750%	5/15/24	32,000	32,697
BB&T Corp.	3.200%	3/15/16	34,000	35,178
BB&T Corp.	4.900%	6/30/17	8,045	8,799
BB&T Corp.	5.250%	11/1/19	8,000	9,070
Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	9,991
Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	19,305
BNP Paribas SA	2.400%	12/12/18	53,700	54,292
BNP Paribas SA	3.250%	3/3/23	12,270	12,340
BNY Mellon NA	4.750%	12/15/14	4,750	4,808
BPCE SA	2.500%	12/10/18	18,325	18,504
BPCE SA	2.500%	7/15/19	53,100	53,273
BPCE SA	4.000%	4/15/24	38,745	40,176
7 BPCE SA	5.150%	7/21/24	35,885	38,190
Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	57,374
Capital One Bank USA NA	2.150%	11/21/18	45,055	45,178
Capital One Financial Corp.	2.150%	3/23/15	27,380	27,627
Capital One Financial Corp.	3.150%	7/15/16	10,000	10,389
Capital One Financial Corp.	5.250%	2/21/17	3,580	3,916
Capital One Financial Corp.	4.750%	7/15/21	18,835	20,849
Capital One Financial Corp.	3.750%	4/24/24	55,460	56,616
Citigroup Inc.	4.587%	12/15/15	1,192	1,250
Citigroup Inc.	3.953%	6/15/16	13,322	14,003
Citigroup Inc.	5.850%	8/2/16	30,000	32,630

Citigroup Inc.	4.450%	1/10/17	35,670	38,284
Citigroup Inc.	6.125%	11/21/17	64,960	73,771
Citigroup Inc.	1.750%	5/1/18	25,000	24,884
Citigroup Inc.	6.125%	5/15/18	9,500	10,893
Citigroup Inc.	2.500%	9/26/18	18,000	18,235
Citigroup Inc.	2.550%	4/8/19	55,000	55,496
Citigroup Inc.	8.500%	5/22/19	34,000	43,088
Citigroup Inc.	2.500%	7/29/19	37,530	37,630
Citigroup Inc.	5.375%	8/9/20	7,930	9,042
Citigroup Inc.	4.500%	1/14/22	33,920	36,969
Citigroup Inc.	6.625%	6/15/32	45,000	54,916
Citigroup Inc.	6.125%	8/25/36	30,000	35,262
Citigroup Inc.	8.125%	7/15/39	8,325	12,692
Citigroup Inc.	5.875%	1/30/42	1,290	1,579
Citigroup Inc.	4.950%	11/7/43	16,000	17,600
Citigroup Inc.	5.300%	5/6/44	26,130	28,046
7 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	52,000	52,795
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.250%	1/14/19	55,610	56,471
7 Credit Agricole SA	3.500%	4/13/15	12,865	13,087
7 Credit Agricole SA	2.500%	4/15/19	57,830	58,261
Credit Suisse	2.300%	5/28/19	109,260	109,495
Deutsche Bank AG	2.500%	2/13/19	55,800	56,674
Deutsche Bank AG	3.700%	5/30/24	36,745	37,215
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	60,541
Goldman Sachs Group Inc.	5.350%	1/15/16	58,000	61,494
Goldman Sachs Group Inc.	5.625%	1/15/17	19,820	21,685
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	49,621
Goldman Sachs Group Inc.	2.375%	1/22/18	22,200	22,543
Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	34,773
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,906
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	63,852
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	47,123
Goldman Sachs Group Inc.	3.625%	1/22/23	63,920	64,852
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	59,581
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	54,312
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	44,290
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	31,909
7 HSBC Bank plc	3.500%	6/28/15	17,937	18,367
7 HSBC Bank plc	4.750%	1/19/21	62,040	69,700
HSBC Holdings plc	4.000%	3/30/22	72,455	77,770
HSBC Holdings plc	6.500%	5/2/36	25,000	31,481
HSBC Holdings plc	6.100%	1/14/42	40,665	52,946
HSBC Holdings plc	5.250%	3/14/44	13,210	14,528
HSBC USA Inc.	1.625%	1/16/18	39,500	39,607
HSBC USA Inc.	2.625%	9/24/18	20,000	20,625
HSBC USA Inc.	3.500%	6/23/24	40,000	40,754
Huntington National Bank	2.200%	4/1/19	22,280	22,307
7 ING Bank NV	3.750%	3/7/17	23,000	24,319
JPMorgan Chase & Co.	5.125%	9/15/14	14,550	14,569
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	41,213
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	64,856
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	12,133
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	61,523
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	44,966
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	49,067
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,720

JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,144
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	40,630
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	115,557
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	21,103
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	18,777
Mellon Funding Corp.	5.000%	12/1/14	30,000	30,332
Morgan Stanley	6.000%	4/28/15	44,000	45,558
Morgan Stanley	3.800%	4/29/16	9,470	9,904
Morgan Stanley	5.450%	1/9/17	70,000	76,669
Morgan Stanley	2.125%	4/25/18	52,125	52,477
Morgan Stanley	2.500%	1/24/19	100,000	100,823
Morgan Stanley	5.625%	9/23/19	24,355	27,832
Morgan Stanley	5.750%	1/25/21	79,825	92,539
Morgan Stanley	3.875%	4/29/24	97,010	99,221
Morgan Stanley	6.250%	8/9/26	20,000	24,593
National City Corp.	6.875%	5/15/19	13,950	16,747
7 Nordea Bank AB	3.700%	11/13/14	22,880	23,031
Northern Trust Corp.	3.450%	11/4/20	9,000	9,554
PNC Bank NA	4.875%	9/21/17	50,000	54,986
PNC Bank NA	4.200%	11/1/25	16,650	17,713
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	42,528
7 Standard Chartered plc	3.850%	4/27/15	14,990	15,306
State Street Corp.	5.375%	4/30/17	76,315	84,565
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	41,695
Synchrony Financial	3.000%	8/15/19	10,990	11,136
UBS AG	3.875%	1/15/15	29,052	29,429
UBS AG	5.875%	7/15/16	33,530	36,498
UBS AG	5.875%	12/20/17	15,945	18,105
UBS AG	4.875%	8/4/20	8,000	8,991
US Bancorp	1.650%	5/15/17	32,000	32,377
US Bancorp	3.700%	1/30/24	52,500	54,995
Wells Fargo & Co.	3.750%	10/1/14	28,000	28,073
Wells Fargo & Co.	3.625%	4/15/15	2,200	2,244
Wells Fargo & Co.	3.676%	6/15/16	19,000	19,949
Wells Fargo & Co.	2.625%	12/15/16	53,000	54,906
Wells Fargo & Co.	5.625%	12/11/17	31,150	35,176
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,940
Wells Fargo & Co.	3.000%	1/22/21	26,735	27,351
Wells Fargo & Co.	3.500%	3/8/22	72,215	75,155
Wells Fargo & Co.	3.450%	2/13/23	61,885	62,232
Wells Fargo & Co.	4.480%	1/16/24	46,156	49,576
Wells Fargo & Co.	5.606%	1/15/44	68,281	80,743

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	13,249

Finance Companies (0.6%)
General Electric Capital Corp.	4.625%	1/7/21	78,930	88,251
General Electric Capital Corp.	5.300%	2/11/21	30,850	35,435
General Electric Capital Corp.	3.150%	9/7/22	119,030	120,606
General Electric Capital Corp.	3.100%	1/9/23	19,460	19,541
General Electric Capital Corp.	3.450%	5/15/24	28,400	29,123
General Electric Capital Corp.	6.750%	3/15/32	30,000	40,453
General Electric Capital Corp.	6.150%	8/7/37	46,100	58,517
General Electric Capital Corp.	5.875%	1/14/38	66,921	83,132
General Electric Capital Corp.	6.875%	1/10/39	25,440	35,257

Insurance (1.5%)
ACE Capital Trust II	9.700%	4/1/30	20,000	29,400
ACE INA Holdings Inc.	2.600%	11/23/15	11,000	11,264
ACE INA Holdings Inc.	5.800%	3/15/18	40,360	45,945
ACE INA Holdings Inc.	3.350%	5/15/24	22,345	22,728
Aetna Inc.	1.750%	5/15/17	2,636	2,663
Aetna Inc.	6.500%	9/15/18	11,460	13,500
3 Allstate Corp.	6.125%	5/15/67	30,000	31,838
3 Allstate Corp.	6.500%	5/15/67	20,000	21,900
American International Group Inc.	4.125%	2/15/24	18,450	19,564
Chubb Corp.	6.000%	5/11/37	50,000	64,448
CNA Financial Corp.	3.950%	5/15/24	5,410	5,598
7 Farmers Exchange Capital	7.050%	7/15/28	25,000	32,297
7 Five Corners Funding Trust	4.419%	11/15/23	42,330	45,114
7 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	24,832
7 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	14,923
7 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	39,969
Loews Corp.	2.625%	5/15/23	21,720	20,853
7 MassMutual Global Funding II	2.100%	8/2/18	46,890	47,256
7 MassMutual Global Funding II	2.350%	4/9/19	28,000	28,340
MetLife Inc.	3.600%	4/10/24	40,250	41,460
MetLife Inc.	4.125%	8/13/42	5,565	5,495
MetLife Inc.	4.875%	11/13/43	31,425	34,624
7 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	50,193
7 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,715
7 Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	54,946
7 New York Life Global Funding	1.650%	5/15/17	44,000	44,542
7 New York Life Insurance Co.	5.875%	5/15/33	55,395	66,989
Prudential Financial Inc.	5.100%	9/20/14	10,000	10,021
Prudential Financial Inc.	3.000%	5/12/16	11,995	12,434
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,953
Prudential Financial Inc.	4.500%	11/15/20	34,365	37,766
7 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	9,149
Torchmark Corp.	7.875%	5/15/23	45,000	58,496
Travelers Cos. Inc.	5.800%	5/15/18	32,500	37,139
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	10,714
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	30,136
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,943
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,716
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	15,882
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	68,160
WellPoint Inc.	2.300%	7/15/18	15,110	15,305
WellPoint Inc.	3.700%	8/15/21	10,000	10,498
WellPoint Inc.	3.125%	5/15/22	53,740	53,782
WellPoint Inc.	3.300%	1/15/23	42,468	42,488

Real Estate Investment Trusts (0.2%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,920
Duke Realty LP	6.500%	1/15/18	8,755	9,974
HCP Inc.	3.750%	2/1/16	7,950	8,274
Realty Income Corp.	6.750%	8/15/19	21,075	25,098
Realty Income Corp.	4.650%	8/1/23	25,010	27,049
Simon Property Group LP	5.100%	6/15/15	50,000	51,759
Simon Property Group LP	6.100%	5/1/16	49,050	52,835
				7,962,359

Industrial (11.5%)
Basic Industry (0.4%)
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	16,486
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	45,970	49,004
CF Industries Inc.	5.375%	3/15/44	36,165	39,906
EI du Pont de Nemours & Co.	2.750%	4/1/16	54,000	55,856
Monsanto Co.	4.700%	7/15/64	8,775	9,154
Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	28,426
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	43,449
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	11,700	12,450
Rio Tinto Finance USA plc	2.000%	3/22/17	8,095	8,260
Rio Tinto Finance USA plc	2.250%	12/14/18	38,500	39,097
Rio Tinto Finance USA plc	3.500%	3/22/22	17,000	17,766
3 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	4,500	5,288

Capital Goods (0.9%)
3M Co.	6.375%	2/15/28	24,990	33,367
Boeing Co.	8.625%	11/15/31	9,460	14,780
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,588
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	51,741
Caterpillar Inc.	3.900%	5/27/21	51,914	56,211
Caterpillar Inc.	2.600%	6/26/22	11,345	11,224
Caterpillar Inc.	3.400%	5/15/24	30,675	31,303
Caterpillar Inc.	3.803%	8/15/42	13,960	13,450
Caterpillar Inc.	4.300%	5/15/44	13,000	13,508
Deere & Co.	7.125%	3/3/31	17,500	24,314
General Dynamics Corp.	3.875%	7/15/21	14,925	16,179
General Electric Co.	5.250%	12/6/17	11,685	13,098
General Electric Co.	2.700%	10/9/22	29,000	28,639
General Electric Co.	4.125%	10/9/42	8,735	8,945
General Electric Co.	4.500%	3/11/44	35,000	38,068
Honeywell International Inc.	4.250%	3/1/21	40,681	45,379
Illinois Tool Works Inc.	3.500%	3/1/24	66,450	69,439
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,519
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,401
7 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	98,713
United Technologies Corp.	1.800%	6/1/17	21,785	22,211
United Technologies Corp.	3.100%	6/1/22	7,010	7,149
United Technologies Corp.	7.500%	9/15/29	19,230	27,868
United Technologies Corp.	6.050%	6/1/36	20,325	26,330
United Technologies Corp.	6.125%	7/15/38	45,000	58,688

Communication (2.6%)
21st Century Fox America Inc.	4.500%	2/15/21	14,500	15,951
21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,771
21st Century Fox America Inc.	4.000%	10/1/23	4,505	4,735
21st Century Fox America Inc.	6.150%	2/15/41	33,265	41,154
America Movil SAB de CV	3.125%	7/16/22	84,600	84,545
America Movil SAB de CV	4.375%	7/16/42	20,430	20,088
American Tower Corp.	3.450%	9/15/21	30,665	30,752
7 American Tower Trust I	1.551%	3/15/18	14,885	14,904
7 American Tower Trust I	3.070%	3/15/23	43,000	42,427
AT&T Inc.	5.100%	9/15/14	30,160	30,205
AT&T Inc.	2.950%	5/15/16	23,655	24,533
AT&T Inc.	1.600%	2/15/17	38,000	38,389
AT&T Inc.	1.400%	12/1/17	24,000	23,989
AT&T Inc.	5.600%	5/15/18	44,000	50,036
AT&T Inc.	2.300%	3/11/19	40,800	41,218

AT&T Inc.	4.450%	5/15/21	10,000	11,083
AT&T Inc.	6.450%	6/15/34	73,115	91,301
AT&T Inc.	6.800%	5/15/36	11,305	14,454
AT&T Inc.	6.500%	9/1/37	9,675	12,231
AT&T Inc.	6.550%	2/15/39	15,265	19,549
AT&T Inc.	5.350%	9/1/40	9,340	10,408
AT&T Inc.	5.550%	8/15/41	33,530	38,240
BellSouth Corp.	6.550%	6/15/34	32,225	39,885
CBS Corp.	4.300%	2/15/21	27,830	30,118
Comcast Corp.	2.850%	1/15/23	9,760	9,765
Comcast Corp.	3.600%	3/1/24	44,880	46,514
Comcast Corp.	4.250%	1/15/33	42,890	44,604
Comcast Corp.	4.200%	8/15/34	23,435	24,068
Comcast Corp.	5.650%	6/15/35	4,725	5,734
Comcast Corp.	6.500%	11/15/35	4,720	6,240
Comcast Corp.	6.400%	5/15/38	4,320	5,658
Comcast Corp.	4.650%	7/15/42	37,485	40,226
Comcast Corp.	4.500%	1/15/43	22,000	23,043
Comcast Corp.	4.750%	3/1/44	17,630	19,287
7 Deutsche Telekom International Finance BV	2.250%	3/6/17	15,785	16,131
7 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	29,588
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	18,320	18,337
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,120	11,438
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	5,000	5,483
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	9,875	10,293
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.450%	4/1/24	70,600	75,759
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	7,095	8,820
Discovery Communications LLC	5.625%	8/15/19	10,635	12,177
Discovery Communications LLC	5.050%	6/1/20	8,365	9,360
Discovery Communications LLC	3.250%	4/1/23	5,440	5,382
Discovery Communications LLC	4.950%	5/15/42	4,175	4,388
Discovery Communications LLC	4.875%	4/1/43	7,615	7,956
Grupo Televisa SAB	6.625%	1/15/40	25,090	30,759
Grupo Televisa SAB	5.000%	5/13/45	6,100	6,318
7 NBCUniversal Enterprise Inc.	1.662%	4/15/18	76,135	76,322
7 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	99,774
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,413
Orange SA	4.125%	9/14/21	60,990	65,616
7 SBA Tower Trust	2.933%	12/15/17	33,310	33,713
Time Warner Cable Inc.	5.850%	5/1/17	34,980	39,052
Time Warner Cable Inc.	6.550%	5/1/37	10,790	13,872
Time Warner Cable Inc.	7.300%	7/1/38	6,875	9,542
Time Warner Cable Inc.	6.750%	6/15/39	7,305	9,571
Time Warner Cable Inc.	5.875%	11/15/40	22,630	27,381
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	25,929
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	25,739
Time Warner Inc.	4.875%	3/15/20	14,000	15,599
Time Warner Inc.	4.750%	3/29/21	8,000	8,873
Verizon Communications Inc.	4.500%	9/15/20	95,525	104,802
Verizon Communications Inc.	3.450%	3/15/21	19,600	20,281
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,705
Verizon Communications Inc.	6.400%	9/15/33	79,665	100,632

Verizon Communications Inc.	5.850%	9/15/35	49,525	58,816
Verizon Communications Inc.	6.900%	4/15/38	9,710	12,801
Verizon Communications Inc.	4.750%	11/1/41	11,880	12,188
Verizon Communications Inc.	6.550%	9/15/43	76,180	98,353
7 Verizon Communications Inc.	4.862%	8/21/46	78,107	81,759
Viacom Inc.	6.125%	10/5/17	7,500	8,524
Viacom Inc.	3.250%	3/15/23	19,020	18,806
Walt Disney Co.	4.125%	6/1/44	23,115	23,606

Consumer Cyclical (1.8%)
Amazon.com Inc.	2.500%	11/29/22	34,760	33,295
7 American Honda Finance Corp.	1.500%	9/11/17	18,760	18,813
7 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,833
American Honda Finance Corp.	2.125%	10/10/18	45,655	46,272
AutoZone Inc.	3.700%	4/15/22	46,136	47,863
AutoZone Inc.	3.125%	7/15/23	33,000	32,451
CVS Caremark Corp.	4.875%	9/15/14	25,200	25,237
CVS Health Corp.	5.750%	6/1/17	12,753	14,275
CVS Health Corp.	2.750%	12/1/22	50,000	48,902
7 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,661
7 Daimler Finance North America LLC	2.250%	7/31/19	69,485	69,668
Daimler Finance North America LLC	8.500%	1/18/31	33,000	50,701
eBay Inc.	1.350%	7/15/17	12,580	12,617
eBay Inc.	2.600%	7/15/22	20,130	19,565
Ford Motor Credit Co. LLC	2.375%	3/12/19	70,000	69,980
Home Depot Inc.	2.250%	9/10/18	39,555	40,471
Home Depot Inc.	2.700%	4/1/23	31,170	30,692
Home Depot Inc.	3.750%	2/15/24	11,500	12,163
Home Depot Inc.	4.400%	3/15/45	23,505	24,719
7 Hyundai Capital America	1.625%	10/2/15	14,955	15,093
Johnson Controls Inc.	7.125%	7/15/17	36,300	41,655
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,549
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	50,643
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	23,860
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	34,924
McDonald's Corp.	1.875%	5/29/19	16,685	16,778
McDonald's Corp.	2.625%	1/15/22	7,805	7,858
McDonald's Corp.	3.250%	6/10/24	8,190	8,297
7 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	45,378
7 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,397
7 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,609
PACCAR Financial Corp.	1.600%	3/15/17	39,311	39,826
Target Corp.	5.875%	7/15/16	20,000	21,915
Target Corp.	2.900%	1/15/22	27,000	27,226
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	43,819
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	47,721
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,865
7 Volkswagen International Finance NV	1.625%	3/22/15	83,250	83,781
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	27,115
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	32,313
Wal-Mart Stores Inc.	2.550%	4/11/23	69,450	67,905
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	141,274

Consumer Noncyclical (3.7%)
AbbVie Inc.	1.750%	11/6/17	31,160	31,271
AbbVie Inc.	2.000%	11/6/18	37,390	37,328
7 Actavis Funding SCS	2.450%	6/15/19	6,405	6,394
7 Actavis Funding SCS	4.850%	6/15/44	36,000	37,112

	Altria Group Inc.	4.750%	5/5/21	23,376	26,066
	Altria Group Inc.	2.850%	8/9/22	31,700	30,986
	Altria Group Inc.	4.500%	5/2/43	52,500	51,324
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,868
	Amgen Inc.	2.300%	6/15/16	25,340	25,990
	Amgen Inc.	3.875%	11/15/21	33,315	35,493
	Amgen Inc.	5.150%	11/15/41	61,000	67,673
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	13,000	14,655
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	24,276
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	12,830	14,802
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	27,300	30,325
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	141,996	138,876
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,720	4,491
3	Ascension Health Alliance	4.847%	11/15/53	44,750	50,973
	AstraZeneca plc	1.950%	9/18/19	39,565	39,384
	AstraZeneca plc	6.450%	9/15/37	23,385	31,074
[3,6,7]Avery 2014 A 144A		1.754%	4/25/26	46,220	46,233
7	BAT International Finance plc	3.250%	6/7/22	58,280	58,945
	Baxter International Inc.	5.900%	9/1/16	12,498	13,756
	Bristol-Myers Squibb Co.	3.250%	11/1/23	40,790	41,426
	Cardinal Health Inc.	1.700%	3/15/18	2,585	2,573
	Cardinal Health Inc.	3.200%	3/15/23	13,035	12,926
7	Cargill Inc.	6.000%	11/27/17	25,000	28,497
7	Cargill Inc.	4.307%	5/14/21	60,532	66,673
7	Cargill Inc.	6.875%	5/1/28	19,355	24,570
7	Cargill Inc.	6.125%	4/19/34	28,980	36,467
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,144
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,974
3	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	4,975	4,903
	Celgene Corp.	2.250%	5/15/19	6,565	6,570
	Celgene Corp.	3.625%	5/15/24	15,280	15,570
	Coca-Cola Co.	5.350%	11/15/17	85,000	95,790
	Coca-Cola Co.	3.300%	9/1/21	10,075	10,614
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,287
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,299
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	30,936	31,356
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	35,640
	Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	18,226
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,885
	ConAgra Foods Inc.	1.900%	1/25/18	9,090	9,089
	Diageo Capital plc	2.625%	4/29/23	48,310	47,034
	Diageo Investment Corp.	2.875%	5/11/22	26,991	27,050
	Dr Pepper Snapple Group Inc.	2.000%	1/15/20	7,850	7,681
	Dr Pepper Snapple Group Inc.	2.700%	11/15/22	7,905	7,681
	Eli Lilly & Co.	4.650%	6/15/44	29,425	32,017
	Express Scripts Holding Co.	2.650%	2/15/17	43,711	45,188
	Express Scripts Holding Co.	2.250%	6/15/19	23,100	22,973
	Express Scripts Holding Co.	4.750%	11/15/21	23,400	26,027
	Express Scripts Holding Co.	3.500%	6/15/24	33,150	33,304
6	General Mills Inc.	6.390%	2/5/23	50,000	57,049
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,034
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	36,160	35,477
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	54,582
	GlaxoSmithKline Capital plc	1.500%	5/8/17	36,755	37,138
	GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	28,765
7	Grupo Bimbo SAB de CV	3.875%	6/27/24	19,505	19,672
7	Heineken NV	1.400%	10/1/17	8,150	8,149
7	Heineken NV	2.750%	4/1/23	25,450	24,796

7 Heineken NV	4.000%	10/1/42	1,390	1,332
7 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,458
Johnson & Johnson	5.150%	7/15/18	14,800	16,825
Kaiser Foundation Hospitals	3.500%	4/1/22	11,731	11,924
Kaiser Foundation Hospitals	4.875%	4/1/42	13,205	14,858
Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,658
Kraft Foods Group Inc.	3.500%	6/6/22	40,490	41,617
Kroger Co.	3.300%	1/15/21	16,485	16,959
Kroger Co.	3.850%	8/1/23	10,770	11,171
Kroger Co.	4.000%	2/1/24	22,290	23,316
McKesson Corp.	3.250%	3/1/16	6,650	6,882
McKesson Corp.	2.700%	12/15/22	7,710	7,462
McKesson Corp.	2.850%	3/15/23	7,620	7,426
McKesson Corp.	3.796%	3/15/24	18,350	18,887
Medtronic Inc.	1.375%	4/1/18	13,520	13,437
Medtronic Inc.	3.625%	3/15/24	10,350	10,732
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	11,055	10,956
Merck & Co. Inc.	1.300%	5/18/18	33,670	33,402
Merck & Co. Inc.	2.800%	5/18/23	54,775	54,467
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,681
Merck & Co. Inc.	4.150%	5/18/43	22,090	22,568
Molson Coors Brewing Co.	2.000%	5/1/17	1,180	1,201
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	17,026
Molson Coors Brewing Co.	5.000%	5/1/42	14,965	16,337
Mondelez International Inc.	6.500%	2/9/40	21,400	28,110
Novartis Capital Corp.	3.400%	5/6/24	76,500	78,771
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	2,039
Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,577
PepsiCo Inc.	3.100%	1/15/15	38,800	39,205
PepsiCo Inc.	2.750%	3/1/23	45,000	44,384
PepsiCo Inc.	4.000%	3/5/42	51,391	50,366
Pfizer Inc.	3.000%	6/15/23	70,000	70,792
Philip Morris International Inc.	4.500%	3/26/20	8,250	9,151
Philip Morris International Inc.	4.125%	5/17/21	43,025	47,138
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,149
Philip Morris International Inc.	2.625%	3/6/23	46,850	45,701
3 Procter & Gamble - Esop	9.360%	1/1/21	36,991	46,833
7 Roche Holdings Inc.	6.000%	3/1/19	8,225	9,612
7 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,756
7 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,509
7 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,546
7 SABMiller plc	6.500%	7/1/16	50,000	54,910
Sanofi	4.000%	3/29/21	44,090	48,120
St. Jude Medical Inc.	2.500%	1/15/16	24,840	25,454
7 Tesco plc	5.500%	11/15/17	50,000	55,451
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,441
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,533
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	11,811
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	20,621
Tyson Foods Inc.	2.650%	8/15/19	9,200	9,327
Unilever Capital Corp.	4.250%	2/10/21	95,235	105,900
Wyeth LLC	5.950%	4/1/37	25,000	31,248
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	37,549
Zoetis Inc.	3.250%	2/1/23	3,475	3,474
Zoetis Inc.	4.700%	2/1/43	4,170	4,350

Energy (1.0%)
BP Capital Markets plc	3.200%	3/11/16	24,500	25,498
BP Capital Markets plc	1.846%	5/5/17	25,000	25,440
BP Capital Markets plc	4.750%	3/10/19	27,215	30,405
BP Capital Markets plc	4.500%	10/1/20	16,000	17,677
BP Capital Markets plc	3.245%	5/6/22	35,000	35,696
BP Capital Markets plc	2.500%	11/6/22	22,000	21,218
BP Capital Markets plc	3.994%	9/26/23	7,550	8,016
BP Capital Markets plc	3.814%	2/10/24	24,500	25,628
Chevron Corp.	3.191%	6/24/23	49,470	50,879
ConocoPhillips	5.200%	5/15/18	80,000	90,078
Dominion Gas Holdings LLC	3.550%	11/1/23	21,445	22,117
EOG Resources Inc.	5.625%	6/1/19	16,100	18,615
Halliburton Co.	3.500%	8/1/23	70,500	73,331
7 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,736
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	42,686
Occidental Petroleum Corp.	2.700%	2/15/23	21,000	20,620
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	60,000	62,037
7 Schlumberger Investment SA	2.400%	8/1/22	23,925	23,179
Schlumberger Investment SA	3.650%	12/1/23	44,520	46,864
Shell International Finance BV	4.375%	3/25/20	38,000	42,453
Shell International Finance BV	2.250%	1/6/23	34,000	32,512
Suncor Energy Inc.	5.950%	12/1/34	20,700	25,215
Total Capital International SA	1.550%	6/28/17	44,415	44,839
Total Capital International SA	2.700%	1/25/23	33,630	33,001
Total Capital SA	2.125%	8/10/18	42,000	42,647
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	50,710

Other Industrial (0.0%)
7 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,449
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	27,388

Technology (0.6%)
Apple Inc.	2.850%	5/6/21	44,000	44,796
Apple Inc.	3.450%	5/6/24	39,950	40,998
Apple Inc.	3.850%	5/4/43	17,000	16,144
Apple Inc.	4.450%	5/6/44	5,075	5,349
Cisco Systems Inc.	2.125%	3/1/19	22,030	22,184
Cisco Systems Inc.	4.450%	1/15/20	40,000	44,398
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,682
EMC Corp.	1.875%	6/1/18	20,000	20,074
EMC Corp.	2.650%	6/1/20	20,000	20,179
EMC Corp.	3.375%	6/1/23	20,000	20,260
International Business Machines Corp.	2.000%	1/5/16	15,825	16,154
International Business Machines Corp.	1.250%	2/6/17	10,075	10,139
International Business Machines Corp.	8.375%	11/1/19	25,000	32,614
International Business Machines Corp.	3.375%	8/1/23	70,925	72,860
International Business Machines Corp.	3.625%	2/12/24	60,000	62,245
International Business Machines Corp.	5.875%	11/29/32	25,000	31,848
Microsoft Corp.	3.625%	12/15/23	16,000	16,947
Oracle Corp.	6.125%	7/8/39	18,000	23,075

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,680
Burlington Northern Santa Fe LLC	3.000%	3/15/23	15,182	14,987
Burlington Northern Santa Fe LLC	3.850%	9/1/23	68,200	71,677

3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	26,517	29,633
7 ERAC USA Finance LLC	5.900%	11/15/15	19,500	20,679
7 ERAC USA Finance LLC	2.750%	3/15/17	6,795	7,013
7 ERAC USA Finance LLC	2.350%	10/15/19	27,135	27,042
7 ERAC USA Finance LLC	4.500%	8/16/21	9,295	10,168
7 ERAC USA Finance LLC	3.300%	10/15/22	2,115	2,122
7 ERAC USA Finance LLC	7.000%	10/15/37	26,175	34,957
7 ERAC USA Finance LLC	5.625%	3/15/42	10,000	11,815
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	25,891	30,222
FedEx Corp.	2.625%	8/1/22	5,385	5,246
FedEx Corp.	2.700%	4/15/23	23,430	22,686
FedEx Corp.	4.900%	1/15/34	10,610	11,749
FedEx Corp.	3.875%	8/1/42	5,095	4,751
FedEx Corp.	4.100%	4/15/43	20,500	19,659
FedEx Corp.	5.100%	1/15/44	18,015	20,108
Southwest Airlines Co.	5.750%	12/15/16	32,500	35,673
3 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	5,831	6,093
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	17,720	20,510
United Parcel Service Inc.	2.450%	10/1/22	17,950	17,546
United Parcel Service Inc.	4.875%	11/15/40	14,815	17,113
				10,050,006
Utilities (1.7%)
Electric (1.5%)
Alabama Power Co.	5.550%	2/1/17	17,650	19,416
Alabama Power Co.	5.700%	2/15/33	15,000	18,659
Ameren Illinois Co.	6.125%	12/15/28	54,000	65,315
Berkshire Hathaway Energy Co.	6.125%	4/1/36	25,000	31,776
Commonwealth Edison Co.	5.950%	8/15/16	23,120	25,437
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	15,549
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	22,856
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	27,962
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	13,591
Dominion Resources Inc.	5.200%	8/15/19	19,250	21,970
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	10,074
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	20,452
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	54,749
Duke Energy Florida Inc.	6.350%	9/15/37	8,000	10,891
Duke Energy Florida Inc.	6.400%	6/15/38	27,055	36,947
Duke Energy Progress Inc.	6.300%	4/1/38	14,705	19,776
Florida Power & Light Co.	5.650%	2/1/35	50,000	60,202
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,652
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,341
Florida Power & Light Co.	5.950%	2/1/38	39,215	51,108
Georgia Power Co.	5.400%	6/1/18	38,660	43,596
Georgia Power Co.	4.300%	3/15/42	23,145	23,897
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	24,957
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	67,820
Northern States Power Co.	6.250%	6/1/36	50,000	67,725
NSTAR LLC	4.500%	11/15/19	3,535	3,901
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,450
Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	18,824

	Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	12,691
	Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	12,951
	PacifiCorp	2.950%	6/1/23	29,675	29,736
	PacifiCorp	5.900%	8/15/34	12,500	15,493
	PacifiCorp	6.250%	10/15/37	36,635	48,777
	Peco Energy Co.	5.350%	3/1/18	20,545	23,105
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	33,939
	Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	28,337
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,510
	Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,189
	South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	43,591
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,961
	Southern California Edison Co.	5.550%	1/15/37	50,475	62,983
	Southern California Edison Co.	5.950%	2/1/38	40,000	51,625
	Southern Co.	2.450%	9/1/18	9,395	9,614
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,298
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	22,021
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	55,268

	Natural Gas (0.1%)
	AGL Capital Corp.	6.375%	7/15/16	25,815	28,222
7	DCP Midstream LLC	6.450%	11/3/36	30,325	35,938
	National Grid plc	6.300%	8/1/16	30,000	32,990

	Other Utility (0.1%)
	South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,945
	UGI Utilities Inc.	5.753%	9/30/16	37,590	40,980

					1,491,057
Total Corporate Bonds (Cost $18,084,452)					19,503,422
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
7	Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	45,160
7	CDP Financial Inc.	4.400%	11/25/19	40,000	44,436
7	Electricite de France SA	4.600%	1/27/20	50,000	55,702
7	Electricite de France SA	4.875%	1/22/44	11,000	12,055
[3,7] Electricite de France SA		5.250%	1/29/49	22,485	23,160
[3,7] Electricite de France SA		5.625%	12/29/49	45,000	47,610
7	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	22,000	19,382
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	48,933
	Japan Finance Organization for Municipalities	4.625%	4/21/15	7,800	8,014
	Korea Finance Corp.	2.875%	8/22/18	37,605	38,695
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	10,500	10,740
	Province of Ontario	4.500%	2/3/15	12,270	12,486
	Province of Ontario	4.000%	10/7/19	56,415	61,712
	Province of Ontario	4.400%	4/14/20	50,000	55,927
	Quebec	5.125%	11/14/16	50,000	54,648
7	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	15,042
7	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	51,770
	Statoil ASA	2.900%	11/8/20	43,280	44,475
	Statoil ASA	3.700%	3/1/24	16,100	17,021
7	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	43,705
	United Mexican States	3.500%	1/21/21	13,956	14,517
Total Sovereign Bonds (Cost $677,973)					725,190
Taxable Municipal Bonds (1.6%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	8,815	10,290

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	56,143
California GO	5.700%	11/1/21	16,840	20,343
California GO	7.550%	4/1/39	22,500	33,987
California GO	7.300%	10/1/39	8,880	12,838
California GO	7.600%	11/1/40	25,575	39,135
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	10,432
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	28,962
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	11,696
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	39,850
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	26,580	33,741
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	48,855
Houston TX GO	6.290%	3/1/32	24,610	30,643
Illinois GO	5.100%	6/1/33	52,895	52,454
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	37,637
9 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	56,647
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	15,645	19,726
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	69,369
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	19,000	24,839
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	27,836
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	27,344
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	52,368
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,750
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,258
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	21,147
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	5,563
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,546
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,235	6,852
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	87,553
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	32,752
Oregon GO	5.902%	8/1/38	19,510	23,987
9 Oregon School Boards Association GO	5.528%	6/30/28	50,000	58,102
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	15,839
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	13,217
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	55,722

President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	50,675	55,299
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	15,885
Stanford University	6.875%	2/1/24	34,745	45,102
Stanford University	7.650%	6/15/26	29,000	40,834
University of California Regents General
Revenue	4.601%	5/15/31	21,975	24,339
University of California Regents Medical
Center Revenue	6.548%	5/15/48	18,070	23,968
University of California Regents Medical
Center Revenue	6.583%	5/15/49	29,065	38,626
University of California Revenue	5.770%	5/15/43	24,325	30,996
University of California Revenue	4.765%	5/15/44	5,980	6,277
Total Taxable Municipal Bonds (Cost $1,125,759)				1,371,749
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)
Money Market Fund (0.0%)
[10,11] Vanguard Market Liquidity Fund
(Cost $6,161)	0.113%		6,160,800	6,161
			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.7%)
Bank of America Securities, LLC
(Dated 8/29/14, Repurchase Value
$172,601,000 collateralized by Government
National Mortgage Assn. 3.000%-3.500%,
10/20/28-7/20/44, with a value of
$176,052,000)	0.050%	9/2/14	172,600	172,600
Bank of Montreal
(Dated 8/29/14, Repurchase Value
$20,000,000 collateralized by U.S. Treasury
Bill 0.000%, 8/20/15, U.S. Treasury Note
2.500%, 8/15/23, with a value of
$20,400,000)	0.050%	9/2/14	20,000	20,000
Citigroup Global Markets Inc.
(Dated 8/29/14, Repurchase Value
$7,300,000 collateralized by U.S. Treasury
Note 0.625%, 11/15/16, with a value of
$7,446,000)	0.040%	9/2/14	7,300	7,300
HSBC Bank USA
(Dated 8/29/14, Repurchase Value
$59,005,000 collateralized by Federal
National Mortgaged Assn. 3.000%-5.000%,
6/1/28-6/1/44, with a value of $60,005,000)	0.050%	9/2/14	59,000	59,000
RBC Capital Markets LLC
(Dated 8/29/14, Repurchase Value
$95,001,000 collateralized by Federal
Home Loan Mortgaged Assn. 2.202%-
2.963%, 7/1/43-7/1/44, Federal National
Mortgaged Assn. 2.312%-4.000%, 9/1/26-
7/1/44, Government National Mortgage
Assn. 3.500%-5.500%, 2/20/43-8/20/44,
with a value of $96,900,000)	0.060%	9/2/14	95,000	95,000

RBS Securities, Inc.
(Dated 8/29/14, Repurchase Value
$138,303,000 collateralized by U.S.
Treasury Bond 3.750%, 8/15/41, U.S.
Treasury Note 0.750%-4.250%, with a
value of $140,423,000)	0.040%	9/2/14	138,300	138,300
TD Securities (USA) LLC
(Dated 8/29/14, Repurchase Value
$83,301,000 collateralized by U.S. Treasury
Bill 0.000%, 9/18/14, U.S. Treasury Note
2.000%-2.125%, 1/31/21-6/30/21, with a
value of $84,966,000)	0.060%	9/2/14	83,300	83,300
				575,500
U.S. Government and Agency Obligations (0.9%)
[12] Federal Home Loan Bank Discount Notes	0.068%	9/3/14	120,000	120,000
[12] Federal Home Loan Bank Discount Notes	0.055%	9/12/14	300,000	299,994
[12] Federal Home Loan Bank Discount Notes	0.070%	9/25/14	250,000	249,987
[12] Federal Home Loan Bank Discount Notes	0.078%	10/1/14	150,000	149,990
				819,971
Total Temporary Cash Investments (Cost $1,401,634)				1,401,632
Total Investments (100.3%) (Cost $64,929,916)				87,862,663
Other Assets and Liabilities-Net (-0.3%)[11,13]				(219,452)
Net Assets (100%)				87,643,211
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,845,000.
1 Securities with a value of $724,000 have been segregated as collateral for open over-the-counter swap contracts
2 Securities with a value of $2,576,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Represents the net of TBA purchases, long positions, and sale commitments in the same issuer and coupon.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the aggregate value of these securities was $3,532,018,000, representing 4.1% of net assets.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2014.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
11 Includes $6,161,000 of collateral received for securities on loan.
12 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
13 Cash of $11,711,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At August 31, 2014, counterparties had deposited in segregated accounts cash with a value of $860,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Schedule of Investments for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,972,952	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,141,535	13,238
Corporate Bonds	—	19,503,422	—

Sovereign Bonds	—	725,190	—
Taxable Municipal Bonds	—	1,371,749	—
Common Stocks	52,950,898	3,782,047	—
Temporary Cash Investments	6,161	1,395,471	—
Futures Contracts—Assets[1]	1,405	—	—
Swap Contracts—Liabilities	—	(80)	—
Total	52,958,464	34,892,286	13,238
1 Represents variation margin on the last day of the reporting period.

H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At August 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2014	(7,946)	(999,458)	(1,729)
5-Year U.S. Treasury Note	December 2014	6,710	797,389	931
2-Year U.S. Treasury Note	December 2014	3,608	790,321	614
30-Year U.S. Treasury Bond	December 2014	(2,524)	(353,597)	(2,528)
				(2,712)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event

(such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Purchased
General Mills	3/20/18	DBAG	25,000	640	(1.000)	(80)
1 DBAG—Deutsche Bank AG.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

J. At August 31, 2014, the cost of investment securities for tax purposes was $64,989,397,000. Net unrealized appreciation of investment securities for tax purposes was $22,873,266,000, consisting of unrealized gains of $23,076,374,000 on securities that had risen in value since their purchase and $203,108,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 22, 2014

VANGUARD WELLINGTON FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 22, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.